As filed with the U.S. Securities and Exchange Commission on June 28, 2021

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds

(Exact name of registrant as specified in charter)

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105

(Address of principal executive offices) (Zip code)

Michael J. Ricks

PRIMECAP Management Company

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105

(Name and address of agent for service)

(626) 304-9222

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

(a)

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

For the Six Months Ended April 30, 2021

PRIMECAP ODYSSEY STOCK    (POSKX)

PRIMECAP ODYSSEY GROWTH (POGRX)

PRIMECAP ODYSSEY AGGRESSIVE GROWTH  (POAGX)

Table of Contents PRIMECAP Odyssey Funds

Letter to Shareholders PRIMECAP Odyssey Funds

Dear Fellow Shareholders,

For the six months ended April 30, 2021, the PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund produced total returns of +38.17%, +34.34%, and +30.52%, respectively. The unmanaged S&P 500 Index produced a total return of +28.85% during the period.

The U.S. equity market climbed relentlessly during the period, extending its now year-long recovery from the March 2020 nadir. The pairing of miraculous vaccines and unprecedented fiscal-monetary accommodation offered the market an apparent “bridge” to post-pandemic normalcy. No matter the depth of the ensuing chasm – an aggressive third wave of COVID-19 and alarming political unrest tested these depths in January – this bridge endured.

When COVID-19 finally signaled a partial domestic retreat, aided by a ramping vaccination rollout, the economy’s reopening quickly accelerated. Indeed, the approach of so-called herd immunity – perhaps three-quarters of American adults were either vaccinated or previously-infected by period-end – unleashed a broader optimism, with consumer confidence indices surging to pre-pandemic levels. The forecasted economic revival will almost entirely heal corporate America’s once-hobbled income statement: 2021 earnings expectations leapt a staggering 11% during the period, returning to within 5% of their original pre-pandemic estimate.

Notably, despite the continuity in trajectory, this most recent upswing is almost unrecognizable from last year’s resurgence. The rotation in sector leadership has been dramatic, as the initial pandemic stalwarts yielded to cyclical beneficiaries. Two early laggards, energy and financials, led all sectors during the period, returning +76% and +54%. Industrials (+35%) and materials (+33%), bolstered by higher commodity prices, also outperformed. Meanwhile, last year’s best-performing sectors, information technology and consumer discretionary, lagged the market (+26% and +23%, respectively). And defensive sectors, logical safe havens mid-panic, trailed even further, including health care (+20%) and consumer staples (+13%).

In related moves, value stocks outperformed their growth brethren (the respective Russell 3000 indices returned +38% and +25%) and small-cap stocks easily outpaced large-cap peers (+48% for the Russell 2000 versus +30% for the Russell 1000). The market’s three largest companies, Apple (+21%), Microsoft (+25%), and Amazon (+14%), all underperformed.

This rotation largely benefited the Funds, which had previously struggled to keep pace with Big Tech’s pandemic-fueled ascendance. Stock selection during the period was uniformly favorable across the Funds, as differentiated holdings in information technology, industrials, and consumer discretionary delivered superior results. The impact of sector allocation, however, was mixed.

Each of the Funds held an overweight position in the health care and industrials sectors, and an underweight position in the energy, real estate, consumer staples, communication services, materials, and utilities sectors. The Stock Fund dipped to an underweight position in consumer discretionary, while its peer Odyssey Funds retained their overweight stances. Elsewhere, the

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

Stock Fund maintained an underweight in information technology and an overweight in financials; the Aggressive Growth Fund featured the opposite weightings; and the Growth Fund held underweight positions in both sectors.

A more detailed discussion of the results of each PRIMECAP Odyssey Fund follows.

PRIMECAP Odyssey Stock Fund

For the six months ended April 30, 2021, the Stock Fund’s total return of +38.17% led the S&P 500’s total return of +28.85%. Relative to the S&P 500, favorable stock selection was the primary driver, while a modest sector allocation tailwind also benefited relative results.

The Fund’s sector positioning was favorable overall. The Stock Fund had larger exposures to certain high-performing cyclical sectors, including industrials (19% of average assets) and financials (13%), than its Odyssey Fund peers. It also maintained a smaller health care overweight position (23%), mitigating that sector’s allocation headwind. Elsewhere, underweight positions in consumer staples and utilities, the two worst-performing sectors, were advantageous, while an underweight position in energy and a modest cash position provided a partial offset.

Strong stock selection led the outperformance during the period, though health care was a notable exception. The Fund’s largest position, Eli Lilly, logged a +41% return, but health care holdings lagged more generally, as pharmaceutical giant Astrazeneca (+8%) and biotechnology leaders Amgen (+12%) and Biogen (+6%) weighed on relative results.

The Fund’s less conventional holdings within information technology generated meaningful sector-level outperformance (+41% portfolio sector return versus +26% benchmark return). Applied Materials (+125%), HP (+93%), Hewlett Packard Enterprises (+89%), and NetApp (+73%) were among the standouts. Similarly, within consumer discretionary, several stocks contributed to robust sector-level results (+42% portfolio sector return versus +23% benchmark return), including L Brands (+106%), Carnival (+104%), Mattel (+56%), Ross (+54%), and CarMax (+54%). Within these two sectors, limited exposure to Apple (+21%) and Amazon (+14%) was also helpful.

Elsewhere, the airlines outperformed as the reopening unfolded and air travel steadily returned; American (+93%), United (+61%), Southwest (+59%), and supplier Airbus (+65%) all soared. Two other sizable industrials holdings, engineering and construction firm AECOM (+48%) and German industrial automation company Siemens (+46%), also boosted relative results. And within financials, several large banks (Wells Fargo +112%, Citigroup +75%, Bank of America +73%, and JPMorgan Chase +59%) bounced aggressively, complementing strength in Discover (+77%) and Charles Schwab (+72%).

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

The top 10 holdings, which collectively represented 28.3% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Stock Fund Top 10 Holdings as of 4/30/21	Ending % of Total Portfolio*
Eli Lilly & Co.	4.0
AstraZeneca PLC - ADR	3.3
AECOM	3.3
Siemens AG	2.8
Microsoft Corp.	2.8
FedEx Corp.	2.6
JPMorgan Chase & Co.	2.5
Sony Group Corp. - ADR	2.4
Southwest Airlines Co.	2.4
Wells Fargo & Co.	2.2
Total % of Portfolio	28.3

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

PRIMECAP Odyssey Growth Fund

For the six months ended April 30, 2021, the Growth Fund returned +34.34%, ahead of both the S&P 500’s +28.85% total return and the Russell 1000 Growth Index’s total return of +24.31%. Relative to the S&P 500, favorable stock selection more than offset unfavorable sector allocation.

The Growth Fund’s larger overweight position in health care (31% average weighting) dragged on relative performance. This helped tip the overall impact of the Fund’s sector allocation from positive to negative, as did lesser exposures to industrials (13%) and financials (8%). In the latter case, the Growth Fund maintained an underweight position (11% S&P 500 average weighting) versus the Stock Fund’s overweight position.

However, as with the Stock Fund, substantial selection strength in information technology, industrials, consumer discretionary, and financials generated healthy outperformance overall. Blackberry (+97%) and Micron (+71%) in information technology, Capri Holdings (+160%) and Tesla (+83%) in consumer discretionary, and Morgan Stanley (+73%) and Raymond James (+72%) in financials were some of the differentiated contributors in the Growth Fund. Within health care, where the Fund’s greater biotechnology exposure proved disadvantageous, Seagen (-14%), Epizyme (-37%), and FibroGen (-42%) each experienced company-specific setbacks amid a broader biotechnology sell-off.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

The top 10 holdings, which collectively represented 25.9% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Growth Fund Top 10 Holdings as of 4/30/21	Ending % of Total Portfolio*
Eli Lilly & Co.	3.1
Alphabet Inc. Class A & Class C	3.0
AECOM	2.8
Micron Technology, Inc.	2.7
BeiGene Ltd. - ADR	2.6
ABIOMED, Inc.	2.6
Biogen, Inc.	2.4
Alibaba Group Holding Ltd. - ADR	2.4
Morgan Stanley	2.3
Insulet Corp.	2.0
Total % of Portfolio	25.9

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

PRIMECAP Odyssey Aggressive Growth Fund

For the six months ended April 30, 2021, the Aggressive Growth Fund’s total return of +30.52% led both the S&P 500’s total return of +28.85% and the Russell Midcap Growth Index’s total return of +24.84%. Relative to the S&P 500, positive stock selection more than offset unfavorable sector allocation.

The Fund’s sector allocation was modestly worse than that of each of its Odyssey Fund peers. Further reduced exposure to both industrials (10% average weighting) and financials (5%) was again an incremental headwind. Indeed, financials joined health care as a primary detractor overall, as stock selection was also unfavorable, owing to more limited bank exposure and a sizable position in MarketAxess (-9%).

Stock selection was nonetheless favorable in aggregate, reflecting familiar strength in information technology, industrials, and consumer discretionary. The Aggressive Growth Fund’s larger position in Tesla (+83%), in particular, provided a substantial relative boost, with most of the gains coming before its late-December addition to the S&P 500. Within health care, BioNTech (+121%) surged in concert with the approval and ongoing distribution of its efficacious

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

mRNA-based COVID-19 vaccine, but this was not enough to overcome broad-based biotechnology weakness in the Aggressive Growth Fund’s health care portfolio.

The top 10 holdings, which collectively represented 25.7% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Aggressive Growth Fund Top 10 Holdings as of 4/30/21	Ending % of Total Portfolio*
Micron Technology, Inc.	3.6
Sony Group Corp. - ADR	3.2
BioNTech SE - ADR	3.0
Tesla, Inc.	2.7
ABIOMED, Inc.	2.6
BeiGene Ltd. - ADR	2.3
Biogen, Inc.	2.2
Seagen, Inc.	2.1
Alphabet Inc. Class A & Class C	2.1
Baidu, Inc. - ADR	1.9
Total % of Portfolio	25.7

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

Outlook

The last year has been marked by both adversity and resolve. Not since the Second World War have so many countries been marshalled into synchronous combat (of sorts), nor have so many entire societies coalesced around such a singular objective. Nearly three million lives have been lost thus far, and there remain troubling unanswered questions about SAR-CoV-2’s origins. But along the way we have witnessed heroism and ingenuity and victories, too.

The world’s greatest pandemic triumph merits repeating: within the confines of a single calendar year, modern medicine identified a novel virus and created a 95%-effective vaccine against it. While many vaccines have played a role, two stand out as especially exceptional: the mRNA-based solutions of BioNTech and Moderna. The Aggressive Growth Fund established a position in BioNTech before SARS-CoV-2’s arrival in Wuhan. Our initial thesis revolved around the transformative potential of mRNA technology coupled with the prophetic genius of its founder, Ugur Sahin. At the time, the company was focused primarily on cancer treatments, but vaccines were also a promising application.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

When Covid struck, Dr. Sahin and team devoted their expertise, technology, and intellectual property to create a revolutionary vaccine and partnered with Pfizer to amplify production capacity. The market responded favorably to this unexpected windfall – the stock more than doubled last calendar year, and did so again year-to-date. But the stock now fluctuates heavily on vaccine news and, trading at roughly half the market multiple (less than 11x 2022 P/E), is viewed as something of a one-time winner. We instead regard the vaccine as confirming mRNA’s potential; our bigger-picture thesis has thus been emboldened by Covid, not diminished by its possible impermanence.

BioNTech’s situation is unique, but it is emblematic of the opportunity we see in novel treatments and therapies. Health care more generally remains a focal point for the Funds. It is the Growth and Aggressive Growth Funds’ largest sector allocation and the Stock Fund’s second-largest allocation. We expected the pandemic to highlight the sector’s unsung significance – in sharp contrast to its usual position in political and regulatory crosshairs. But even a world-saving medical miracle has been unable to shake health care of its reputational woe. The sector underperformed during the period, and our pharmaceutical and biotechnology stocks fared even worse on average. The sector continues to trade at a healthy discount to the market (16.3x 2022 P/E versus 20.1x). While we acknowledge ongoing threats, including an ill-advised effort to waive vaccine makers’ intellectual property rights, we assess the sector’s relative outlook as bright.

Zooming further out, our view on U.S. equities overall remains conflicted. Market-wide valuations are clearly elevated (20.1x P/E valuation on recovered 2022 estimated earnings). Meanwhile, an extraordinary monetary-fiscal experiment is underway: the Federal Reserve is balancing explosive money supply (more than 25% M2 growth in the twelve months ended February 2021) with repressed interest rates, while the federal government exhibits unending appetite for deficit-spending stimulus. And yet equities compare favorably to many alternatives, most obviously inflation-exposed fixed income securities.

We are skeptical this unique cocktail of massive government intervention, outsized economic growth, and near-zero interest rates is collectively sustainable. In particular, the risk of inflation has increased but remains underappreciated. Treasury yields nearly doubled during the period (the 10-year Treasury yield increased from 0.9% to 1.7%) but remain historically low. The 10-year breakeven inflation rate, a market-based gauge of inflation expectations, has rocketed higher from its 0.5% pandemic bottom to 2.4% at period-end; this is the highest level since 2013, and yet a mid-2 reading is hardly a distress signal. Similarly, the Federal Reserve has been adamant that inflation will not sustain, and March’s consumer price index mini-spike to 2.6% is just the start of a transitory “scare” in market parlance.

That said, we are not so foolhardy to declare runaway inflation inevitable, as our suspicion of macroeconomic prognostications applies internally, as well. We are simply wary that today’s asset-centric inflation may soon hemorrhage into everyday life. And while our portfolio holdings are not immune from inflation’s pernicious effects, we expect the Funds to fare comparatively well should inflation worsen and persist.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

To summarize, we believe the present moment is something of a “fat tails” environment despite widespread complacency: unusually large risks loom even as a robust recovery unfolds. Despite this, we remain committed to our investment philosophy: we seek to own individual companies with long-term prospects materially better than market prices imply. This bottom-up analysis contemplates macroeconomic possibilities but then largely discounts them, relying instead on deep micro-level insights to craft company-specific trajectories. Our portfolio has thus always been positioned for the long-term, not for the pandemic, and we believe it continues to feature an attractive combination of above-market growth at below-market valuations.

Sincerely,

PRIMECAP Management Company

May 7, 2021

Past performance is not a guarantee of future results.

The funds invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. All funds may invest in foreign securities, which involves: 1) greater volatility; 2) political, economic, and currency risks; and 3) differences in accounting methods. Mutual fund investing involves risk, and loss of principal is possible. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Please refer to the Schedule of Investments for details of fund holdings. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The S&P 500 Index is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values (the Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe). The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Price-to-earnings ratio is calculated by dividing the current share price of a stock by its earnings per share.

Earnings per share is calculated by taking the total earnings divided by the number of shares outstanding.

M2 is closely watched as an indicator of money supply and future inflation, and as a target of central bank monetary policy.

Earnings growth is not a prediction of a fund’s future performance.

The information provided herein represents the opinions of PRIMECAP Management Company and is not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Performance Graphs PRIMECAP Odyssey Stock Fund

The chart below illustrates the performance of a hypothetical $10,000 investment made on October 31, 2010 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of dividends and capital gains for the fund and dividends for the index.

	Total Return Period Ended April 30, 2021
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Stock Fund	56.74%	16.65%	13.59%	11.23%
S&P 500*	45.98%	17.42%	14.17%	10.50%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Growth Fund

The chart below illustrates the performance of a hypothetical $10,000 investment made on October 31, 2010 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of dividends and capital gains for the fund and dividends for the index.

	Total Return Period Ended April 30, 2021
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Growth Fund	54.89%	18.80%	14.44%	12.33%
S&P 500*	45.98%	17.42%	14.17%	10.50%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Aggressive Growth Fund

The chart below illustrates the performance of a hypothetical $10,000 investment made on October 31, 2010 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of dividends and capital gains for the fund and dividends for the index.

	Total Return Period Ended April 30, 2021
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Aggressive Growth Fund	59.73%	20.20%	16.95%	14.61%
S&P 500*	45.98%	17.42%	14.17%	10.50%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Sector Breakdown PRIMECAP Odyssey Funds

PRIMECAP Odyssey Stock Fund

Communication Services	3.1%
Consumer Discretionary	11.9%
Consumer Staples	0.8%
Energy	1.3%
Financials	14.2%
Health Care	21.1%
Industrials	19.9%
Information Technology	23.0%
Materials	1.8%
Short-Term Investments and Other Assets	2.9%
Total	100.0%

PRIMECAP Odyssey Growth Fund

Communication Services	5.2%
Consumer Discretionary	13.2%
Consumer Staples	0.2%
Energy	1.9%
Financials	9.4%
Health Care	29.0%
Industrials	14.3%
Information Technology	24.6%
Materials	0.6%
Short-Term Investments and Other Assets	1.6%
Total	100.0%

The tables above list sector allocations as a percentage of each fund’s total net assets as of April 30, 2021. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Sector Breakdown

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Aggressive Growth Fund

Communication Services	7.1%
Consumer Discretionary	14.9%
Consumer Staples	0.2%
Energy	0.4%
Financials	4.7%
Health Care	30.6%
Industrials	11.5%
Information Technology	26.8%
Materials	0.3%
Real Estate	0.1%
Preferred Stocks (Financials)	0.1%
Rights (Health Care)	0.0%
Warrants (Industrials)	0.0%
Short-Term Investments, net of Liabilities in Excess of Other Assets	3.3%
Total	100.0%

The table above lists sector allocations as a percentage of the fund’s total net assets as of April 30, 2021. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Schedule of Investments PRIMECAP Odyssey Stock Fund April 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS – 97.1%

Communication Services – 3.1%
477,050	Activision Blizzard, Inc.	$43,502,189
22,885	Alphabet, Inc. – Class A (a)	53,859,848
27,585	Alphabet, Inc. – Class C (a)	66,483,160
138,600	Comcast Corp. – Class A	7,782,390
75,200	Facebook, Inc. – Class A (a)	24,446,016
524,300	Vonage Holdings Corp. (a)	7,104,265
159,400	Walt Disney Co. (The) (a)	29,651,588

		232,829,456

Consumer Discretionary – 11.9%
10,830	Amazon.com, Inc. (a)	37,552,159
25,700	Burlington Stores, Inc. (a)	8,386,681
166,600	Capri Holdings Ltd. (a)	9,176,328
601,700	CarMax, Inc. (a)	80,170,508
1,268,700	Carnival Corp. (a)	35,472,852
78,000	Dollar Tree, Inc. (a)	8,962,200
292,070	eBay, Inc.	16,294,585
522,990	L Brands, Inc. (a)	34,465,041
27,000	Lowe’s Companies, Inc.	5,298,750
5,534,100	Mattel, Inc. (a)	118,761,786
85,400	MGM Resorts International	3,477,488
1,200,000	Newell Brands, Inc.	32,352,000
180,000	Restaurant Brands International, Inc.	12,349,800
953,400	Ross Stores, Inc.	124,838,196
184,550	Royal Caribbean Cruises Ltd. (a)	16,046,622
1,827,500	Sony Group Corp. – ADR	183,042,400
230,400	TJX Cos., Inc. (The)	16,358,400
144,400	V.F. Corp.	12,658,104
622,539	Whirlpool Corp.	147,199,347

		902,863,247

Consumer Staples – 0.8%
220,000	Altria Group, Inc.	10,505,000
366,840	BJ’s Wholesale Club Holdings, Inc. (a)	16,386,743
111,700	Philip Morris International, Inc.	10,611,500
108,000	Sysco Corp.	9,150,840
173,300	Tyson Foods, Inc. – Class A	13,422,085

		60,076,168

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2021 (Unaudited) – continued

Shares		Value
Energy – 1.3%
49,400	Cameco Corp.	$830,414
293,500	EOG Resources, Inc.	21,613,340
321,290	Hess Corp.	23,939,318
173,000	Pioneer Natural Resources Co.	26,612,590
63,500	Schlumberger Ltd.	1,717,675
1,425,000	Southwestern Energy Co. (a)	6,084,750
922,800	Transocean Ltd. (a)	2,971,416
177,800	Valero Energy Corp.	13,150,088

		96,919,591

Financials – 14.2%
3,918,570	Bank of America Corp.	158,819,642
1,589,840	Charles Schwab Corp. (The)	111,924,736
1,454,450	Citigroup, Inc.	103,615,018
159,100	CME Group, Inc. – Class A	32,136,609
1,301,780	Discover Financial Services	148,402,920
1,218,200	JPMorgan Chase & Co.	187,371,342
126,050	Marsh & McLennan Cos., Inc.	17,104,985
598,290	Northern Trust Corp.	68,085,402
118,860	Progressive Corp. (The)	11,973,956
530,150	Raymond James Financial, Inc.	69,333,017
3,631,798	Wells Fargo & Co.	163,612,500

		1,072,380,127

Health Care – 21.1%
305,960	Abbott Laboratories	36,739,677
616,420	Agilent Technologies, Inc.	82,378,369
46,500	Alcon, Inc. (a)	3,507,495
659,680	Amgen, Inc.	158,085,715
4,756,400	AstraZeneca PLC – ADR	252,422,148
563,500	Biogen, Inc. (a)	150,640,455
351,000	Boston Scientific Corp. (a)	15,303,600
1,674,470	Bristol-Myers Squibb Co.	104,520,417
363,450	CVS Health Corp.	27,767,580
2,031,980	Elanco Animal Health, Inc. (a)	64,434,086
1,643,403	Eli Lilly & Co.	300,364,766
27,000	IQVIA Holdings, Inc. (a)	6,336,630
90,000	LivaNova PLC (a)	7,638,300
60,430	Medtronic PLC	7,911,496
408,100	Merck & Co., Inc.	30,403,450
850,100	Novartis AG – ADR	72,462,524

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2021 (Unaudited) – continued

Shares		Value
Health Care (continued)
302,300	PerkinElmer, Inc.	$39,187,149
81,181	Roche Holding AG – CHF	26,454,383
225,750	Sanofi – ADR	11,822,527
368,100	Siemens Healthineers AG – EUR	21,012,285
30,000	Stryker Corp.	7,878,900
258,410	Thermo Fisher Scientific, Inc.	121,512,134
8,480	Waters Corp. (a)	2,542,898
255,700	Zimmer Biomet Holdings, Inc.	45,299,812

		1,596,626,796

Industrials – 19.9%
3,757,900	AECOM (a)	249,637,297
492,854	Airbus SE – EUR (a)	59,218,088
54,050	Alaska Air Group, Inc. (a)	3,737,017
2,657,440	American Airlines Group, Inc. (a)	57,719,597
34,900	AMETEK, Inc.	4,709,057
413,452	Carrier Global Corp.	18,018,238
172,303	Caterpillar, Inc.	39,304,037
110,900	CSX Corp.	11,173,175
326,900	Curtiss-Wright Corp.	41,810,510
52,730	Deere & Co.	19,554,921
872,250	Delta Air Lines, Inc. (a)	40,925,970
676,485	FedEx Corp.	196,390,360
89,800	General Dynamics Corp.	17,082,654
545,500	Jacobs Engineering Group, Inc.	72,884,255
412,700	Kirby Corp. (a)	26,288,990
43,400	L3Harris Technologies, Inc.	9,080,582
250,200	Matson, Inc.	16,345,566
510,500	Maxar Technologies, Inc.	19,812,505
1,074,642	Meggitt PLC – GBP (a)	6,916,035
118,500	Norfolk Southern Corp.	33,089,940
34,461	Otis Worldwide Corp.	2,683,478
40,500	Pentair PLC	2,612,655
16,362	Raytheon Technologies Corp.	1,361,973
20,500	Rockwell Automation, Inc.	5,417,330
87,800	Science Applications International Corp.	7,851,076
1,293,814	Siemens AG – EUR	215,933,803
16,742	Siemens Energy AG – EUR (a)	559,563
2,895,650	Southwest Airlines Co. (a)	181,788,907
42,200	Union Pacific Corp.	9,372,198

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2021 (Unaudited) – continued

Shares		Value
Industrials (continued)
1,602,710	United Airlines Holdings, Inc. (a)	$87,187,424
185,300	United Parcel Service, Inc. – Class B	37,775,258
71,200	XPO Logistics, Inc. (a)	9,905,344

		1,506,147,803

Information Technology – 23.0%
150,100	Adobe, Inc. (a)	76,301,834
333,830	Analog Devices, Inc.	51,129,403
815,850	Applied Materials, Inc.	108,271,453
656,900	Cisco Systems, Inc.	33,442,779
413,598	Corning, Inc.	18,285,168
269,760	Diebold Nixdorf, Inc. (a)	4,049,098
35,000	Fidelity National Information Services, Inc.	5,351,500
6,077,619	Flex Ltd. (a)	105,750,571
6,492,412	Hewlett Packard Enterprise Co.	104,008,440
1,736,300	HP, Inc.	59,225,193
2,338,400	Intel Corp.	134,528,152
85,000	Jabil, Inc.	4,455,700
232,920	Keysight Technologies, Inc. (a)	33,622,002
453,810	KLA Corp.	143,108,984
10,884,130	L.M. Ericsson Telephone Co. – ADR	150,092,153
833,450	Microsoft Corp.	210,179,421
1,584,584	NetApp, Inc.	118,352,579
222,770	Nokia Corp. – ADR (a)	1,042,564
17,490	NVIDIA Corp.	10,500,646
719,000	Oracle Corp.	54,493,010
219,100	PayPal Holdings, Inc. (a)	57,467,739
484,518	QUALCOMM, Inc.	67,251,098
235,050	Teradyne, Inc.	29,400,054
629,740	Texas Instruments, Inc.	113,674,367
144,240	Visa, Inc. – Class A	33,688,694
77,400	WEX, Inc. (a)	15,883,254

		1,743,555,856

Materials – 1.8%
344,400	Albemarle Corp.	57,917,748
248,783	Corteva, Inc.	12,130,659
284,083	Dow, Inc.	17,755,188
255,764	DuPont de Nemours, Inc.	19,721,962

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2021 (Unaudited) – continued

Shares		Value
Materials (continued)
336,100	Freeport-McMoRan, Inc.	$12,674,331
3,392,198	Glencore PLC – GBP	13,829,453

		134,029,341

TOTAL COMMON STOCKS (Cost $3,538,813,555)		$7,345,428,385

SHORT-TERM INVESTMENTS – 2.9%
220,533,570	Dreyfus Treasury Securities Cash Management Fund –Institutional Shares – 0.01% (b)	$220,533,570

TOTAL SHORT-TERM INVESTMENTS (Cost $220,533,570)		220,533,570

TOTAL INVESTMENTS IN SECURITIES (Cost $3,759,347,125) – 100.0%		7,565,961,955
Other Assets in Excess of Liabilities – 0.0%		1,110,288

TOTAL NET ASSETS – 100.0%		$7,567,072,243

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
GBP	British Pound Sterling
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Growth Fund April 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS – 98.4%

Communication Services – 5.2%
74,250	Alphabet, Inc. – Class A (a)	$174,747,375
55,885	Alphabet, Inc. – Class C (a)	134,689,556
634,990	Baidu, Inc. – ADR (a)	133,557,447
977,998	comScore, Inc. (a)	3,608,813
150,000	Electronic Arts, Inc.	21,312,000
105,100	Facebook, Inc. – Class A (a)	34,165,908
413,012	IMAX Corp. (a)	8,516,307
120,000	Live Nation Entertainment, Inc. (a)	9,825,600
50,000	Take-Two Interactive Software, Inc. (a)	8,769,000
15,420	Walt Disney Co. (The) (a)	2,868,428

		532,060,434

Consumer Discretionary – 13.2%
1,046,030	Alibaba Group Holding Ltd. – ADR (a)	241,580,629
12,750	Amazon.com, Inc. (a)	44,209,605
85,000	Burlington Stores, Inc. (a)	27,738,050
870,000	Capri Holdings Ltd. (a)	47,919,600
1,004,300	CarMax, Inc. (a)	133,812,932
1,317,546	Carnival Corp. (a)	36,838,586
44,200	Dollar Tree, Inc. (a)	5,078,580
34,500	DoorDash, Inc. – Class A (a)	4,939,365
190,600	eBay, Inc.	10,633,574
1,803,907	Entain PLC – GBP (a)	42,139,909
1,560,363	iRobot Corp. (a) (b)	169,767,494
669,398	L Brands, Inc. (a)	44,113,328
80,200	Las Vegas Sands Corp. (a)	4,913,052
52,000	Marriott International, Inc. – Class A (a)	7,723,040
3,930,900	Mattel, Inc. (a)	84,357,114
96,000	MGM Resorts International	3,909,120
699,900	Norwegian Cruise Line Holdings Ltd. (a)	21,731,895
5,000	O’Reilly Automotive, Inc. (a)	2,764,400
113,500	Ross Stores, Inc.	14,861,690
660,571	Royal Caribbean Cruises Ltd. (a)	57,436,648
1,516,004	Sony Group Corp. – ADR	151,842,961
238,870	Tesla, Inc. (a)	169,463,933
228,700	TJX Cos., Inc. (The)	16,237,700

		1,344,013,205

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2021 (Unaudited) – continued

Shares		Value
Consumer Staples – 0.2%
200,000	Altria Group, Inc.	$9,550,000
112,500	BJ’s Wholesale Club Holdings, Inc. (a)	5,025,375
119,007	Mission Produce, Inc. (a)	2,403,941

		16,979,316

Energy – 1.9%
825,000	Cabot Oil & Gas Corp.	13,752,750
140,200	EOG Resources, Inc.	10,324,328
708,221	Hess Corp.	52,769,547
529,100	Pioneer Natural Resources Co.	81,391,453
2,000,000	Southwestern Energy Co. (a)	8,540,000
6,514,104	Transocean Ltd. (a)	20,975,415

		187,753,493

Financials – 9.4%
1,385,000	Bank of America Corp.	56,134,050
1,986,823	Charles Schwab Corp. (The)	139,872,339
528,400	Citigroup, Inc.	37,643,216
90,400	CME Group, Inc. – Class A	18,259,896
776,490	Discover Financial Services	88,519,860
273,100	JPMorgan Chase & Co.	42,005,511
2,795,195	Morgan Stanley	230,743,348
395,700	Northern Trust Corp.	45,030,660
43,300	Progressive Corp. (The)	4,362,042
1,079,000	Raymond James Financial, Inc.	141,111,620
100,000	Tradeweb Markets, Inc. – Class A	8,128,000
3,275,480	Wells Fargo & Co.	147,560,374

		959,370,916

Health Care – 29.0%
308,318	Abbott Laboratories	37,022,825
813,050	ABIOMED, Inc. (a)	260,769,526
207,000	Agilent Technologies, Inc.	27,663,480
63,060	Alcon, Inc. (a)	4,756,616
577,800	Alkermes PLC (a)	12,714,489
800,900	Amgen, Inc.	191,927,676
133,200	Arena Pharmaceuticals, Inc. (a)	9,141,516
2,804,400	AstraZeneca PLC – ADR	148,829,508
766,527	BeiGene Ltd. – ADR (a)	263,332,686
919,940	Biogen, Inc. (a)	245,927,560
1,830,156	BioMarin Pharmaceutical, Inc. (a)	142,605,756
15,000	BioNTech SE – ADR (a)	2,824,200

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2021 (Unaudited) – continued

Shares		Value
Health Care (continued)
875,600	Boston Scientific Corp. (a)	$38,176,160
94,930	Bridgebio Pharma, Inc. (a)	5,308,486
1,277,690	Bristol-Myers Squibb Co.	79,753,410
319,890	CVS Health Corp.	24,439,596
55,000	Edwards Lifesciences Corp. (a)	5,253,600
2,210,161	Elanco Animal Health, Inc. (a)	70,084,205
1,750,378	Eli Lilly & Co.	319,916,587
4,711,943	Epizyme, Inc. (a)	36,800,275
1,854,950	FibroGen, Inc. (a)	41,402,484
53,800	Guardant Health, Inc. (a)	8,553,124
149,800	Illumina, Inc. (a)	58,847,432
688,609	Insulet Corp. (a)	203,291,149
30,860	IQVIA Holdings, Inc. (a)	7,242,533
744,100	LivaNova PLC (a)	63,151,767
125,100	Merck & Co., Inc.	9,319,950
5,572,056	Nektar Therapeutics (a)	109,268,018
1,012,696	Novartis AG – ADR	86,322,207
900	Omnicell, Inc. (a)	130,518
191,300	OraSure Technologies, Inc. (a)	1,750,395
184,000	PerkinElmer, Inc.	23,851,920
223,190	QIAGEN N.V. – EUR (a)	10,875,471
1,135,500	Rhythm Pharmaceuticals, Inc. (a)	24,481,380
126,505	Roche Holding AG – CHF	41,224,077
1,042,600	Seagen, Inc. (a)	149,884,176
85,470	Siemens Healthineers AG – EUR	4,878,892
223,610	Thermo Fisher Scientific, Inc.	105,148,130
539,500	Xencor, Inc. (a)	22,961,120
272,300	Zimmer Biomet Holdings, Inc.	48,240,668

		2,948,073,568

Industrials – 14.3%
4,324,522	AECOM (a)	287,277,996
367,020	Airbus SE – EUR (a)	44,098,704
3,163,291	American Airlines Group, Inc. (a)	68,706,680
60,000	AMETEK, Inc.	8,095,800
120,000	Carrier Global Corp.	5,229,600
373,000	Colfax Corp. (a)	16,855,870
454,300	Curtiss-Wright Corp.	58,104,970
1,222,000	Delta Air Lines, Inc. (a)	57,336,240
208,300	FedEx Corp.	60,471,573

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2021 (Unaudited) – continued

Shares		Value
Industrials (continued)
197,000	General Dynamics Corp.	$37,475,310
82,280	IDEX Corp.	18,447,176
1,136,994	Jacobs Engineering Group, Inc.	151,913,768
1,746,150	JetBlue Airways Corp. (a)	35,551,614
394,251	Lyft, Inc. – Class A (a)	21,944,011
36,000	Old Dominion Freight Line, Inc.	9,281,160
1,166,455	Siemens AG – EUR	194,677,956
2,999,500	Southwest Airlines Co. (a)	188,308,610
589,000	Textron, Inc.	37,837,360
8,250	TransDigm Group, Inc. (a)	5,063,355
140,200	Uber Technologies, Inc. (a)	7,678,754
68,300	Union Pacific Corp.	15,168,747
2,316,700	United Airlines Holdings, Inc. (a)	126,028,480

		1,455,553,734

Information Technology – 24.6%
227,400	Adobe, Inc. (a)	115,596,516
708,400	Altair Engineering, Inc. – Class A (a)	46,046,000
397,200	Analog Devices, Inc.	60,835,152
428,700	Applied Materials, Inc.	56,892,777
76,100	ASML Holding N.V. – ADR	49,320,410
6,617,387	BlackBerry Ltd. (a)	58,431,527
47,500	Cerence, Inc. (a)	4,579,475
982,500	Cisco Systems, Inc.	50,019,075
385,600	Cree, Inc. (a)	38,336,352
55,400	Dell Technologies, Inc. – Class C (a)	5,447,482
726,700	Descartes Systems Group, Inc. (The) (a)	46,552,402
8,338,129	Flex Ltd. (a)	145,083,445
439,918	FormFactor, Inc. (a)	17,222,790
4,059,400	Hewlett Packard Enterprise Co.	65,031,588
851,036	HP, Inc.	29,028,838
1,302,000	Intel Corp.	74,904,060
34,000	Intuit, Inc.	14,013,440
675,000	Jabil, Inc.	35,383,500
188,220	Keysight Technologies, Inc. (a)	27,169,557
425,964	KLA Corp.	134,327,747
5,111,400	L.M. Ericsson Telephone Co. – ADR	70,486,206
736,800	MaxLinear, Inc. (a)	26,517,432
3,202,870	Micron Technology, Inc. (a)	275,671,021
727,570	Microsoft Corp.	183,478,603

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2021 (Unaudited) – continued

Shares		Value
Information Technology (continued)
1,441,011	NetApp, Inc.	$107,629,111
156,680	Nokia Corp. – ADR (a)	733,262
716,000	Nuance Communications, Inc. (a)	38,069,720
712,800	Nutanix, Inc. – Class A (a)	19,274,112
48,110	NVIDIA Corp.	28,884,282
390,000	Oracle Corp.	29,558,100
50,000	OSI Systems, Inc. (a)	4,828,500
18,800	Palo Alto Networks, Inc. (a)	6,643,732
58,100	PayPal Holdings, Inc. (a)	15,239,049
549,460	QUALCOMM, Inc.	76,265,048
20,900	RingCentral, Inc. – Class A (a)	6,666,055
25,000	salesforce.com, Inc. (a)	5,758,000
1,145,954	Splunk, Inc. (a)	144,871,505
2,392,899	Stratasys Ltd. (a)	53,624,867
158,510	Teradyne, Inc.	19,826,431
689,055	Texas Instruments, Inc.	124,381,318
548,100	Trimble, Inc. (a)	44,944,200
294,966	Universal Display Corp.	65,980,944
229,200	Visa, Inc. – Class A	53,531,952
33,000	VMware, Inc. – Class A (a)	5,307,390
27,390	Western Digital Corp. (a)	1,934,556
88,100	WEX, Inc. (a)	18,079,001

		2,502,406,530

Materials – 0.6%
332,000	Albemarle Corp.	55,832,440

TOTAL COMMON STOCKS (Cost $4,586,215,377)		$10,002,043,636

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2021 (Unaudited) – continued

Shares		Value
SHORT-TERM INVESTMENTS – 1.6%
165,850,055	Dreyfus Treasury Securities Cash Management Fund – Institutional Shares – 0.01% (c)	$165,850,055

TOTAL SHORT-TERM INVESTMENTS (Cost $165,850,055)		165,850,055

TOTAL INVESTMENTS IN SECURITIES (Cost $4,752,065,432) – 100.0%		10,167,893,691
Other Assets in Excess of Liabilities – 0.0%		660,611

TOTAL NET ASSETS – 100.0%		$10,168,554,302

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
GBP	British Pound Sterling
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company. (Note 7)
(c)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Aggressive Growth Fund April 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS – 96.6%

Communication Services – 7.1%
51,175	Alphabet, Inc. – Class A (a)	$120,440,362
52,212	Alphabet, Inc. – Class C (a)	125,837,185
100,000	Angi, Inc. – Class A (a)	1,601,000
1,079,570	Baidu, Inc. – ADR (a)	227,065,958
3,766,542	comScore, Inc. (a)	13,898,540
126,800	Electronic Arts, Inc.	18,015,744
96,900	Facebook, Inc. – Class A (a)	31,500,252
1,018,300	IMAX Corp. (a)	20,997,346
592,900	Lions Gate Entertainment Corp. – Class B (a)	7,470,540
153,505	Live Nation Entertainment, Inc. (a)	12,568,989
211,850	Madison Square Garden Entertainment Corp. – Class A (a)	19,195,729
2,950	Madison Square Garden Sports Corp. – Class A (a)	545,278
300,000	Magnite, Inc. (a)	12,015,000
5,500	Netflix, Inc. (a)	2,824,085
1,211,300	Pinterest, Inc. – Class A (a)	80,393,981
340,300	Skillz, Inc. – Class A (a)	5,962,056
223,300	Snap, Inc. – Class A (a)	13,804,406
5,100	Take-Two Interactive Software, Inc. (a)	894,438
689,558	T-Mobile US, Inc. (a)	91,111,299
198,500	Tribune Publishing Co. (a)	3,461,840
7,823,968	WildBrain Ltd. – CAD (a)	17,313,748
96,439	ZoomInfo Technologies, Inc. – Class A (a)	5,001,327

		831,919,103

Consumer Discretionary – 14.9%
169,700	2U, Inc. (a)	6,660,725
892,100	Alibaba Group Holding Ltd. – ADR (a)	206,030,495
17,665	Amazon.com, Inc. (a)	61,251,974
31,000	At Home Group, Inc. (a)	978,980
75,000	Boot Barn Holdings, Inc. (a)	5,290,500
75,400	Burlington Stores, Inc. (a)	24,605,282
1,197,700	CarMax, Inc. (a)	159,581,548
1,877,500	Chegg, Inc. (a)	169,594,575
13,500	Darden Restaurants, Inc.	1,980,720
314,000	eBay, Inc.	17,518,060
2,844,601	Entain PLC – GBP (a)	66,450,891
8,800	Five Below, Inc. (a)	1,771,176
1,662,200	GAN Ltd. (a)	30,650,968

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2021 (Unaudited) – continued

Shares		Value
Consumer Discretionary (continued)
108,340	Gildan Activewear, Inc. (a)	$3,758,315
1,247,450	iRobot Corp. (a)	135,722,560
1,067,565	Norwegian Cruise Line Holdings Ltd. (a)	33,147,893
61,200	Restaurant Brands International, Inc.	4,198,932
1,104,976	Royal Caribbean Cruises Ltd. (a)	96,077,663
3,762,411	Sony Group Corp. – ADR	376,843,086
442,590	Tesla, Inc. (a)	313,991,050
1,383,400	Tuesday Morning Corp. (a)	3,859,686
31,300	Ulta Beauty, Inc. (a)	10,308,655
852,850	XPeng, Inc. – ADR (a)	25,508,744

		1,755,782,478

Consumer Staples – 0.2%
4,200	Beyond Meat, Inc. (a)	553,056
165,800	Calavo Growers, Inc.	12,953,954
43,500	Sanderson Farms, Inc.	7,157,055

		20,664,065

Energy – 0.4%
604,350	Cabot Oil & Gas Corp.	10,074,514
175,600	EOG Resources, Inc.	12,931,184
30,500	New Fortress Energy, Inc.	1,296,860
8,973,882	Transocean Ltd. (a)	28,895,900

		53,198,458

Financials – 4.7%
6,800	Cboe Global Markets, Inc.	709,716
149,300	Charles Schwab Corp. (The)	10,510,720
173,371	CME Group, Inc. – Class A	35,019,208
449,703	Discover Financial Services	51,266,142
76,000	LPL Financial Holdings, Inc.	11,909,200
358,720	MarketAxess Holdings, Inc.	175,220,371
1,790,454	Morgan Stanley	147,801,978
2,617,049	NMI Holdings, Inc. – Class A (a)	67,624,546
150,300	Progressive Corp. (The)	15,141,222
464,200	Tradeweb Markets, Inc. – Class A	37,730,176

		552,933,279

Health Care – 30.6%
6,000	10x Genomics, Inc. – Class A (a)	1,186,800
396,400	Abbott Laboratories	47,599,712
954,323	ABIOMED, Inc. (a)	306,080,016
1,231,800	Accuray, Inc. (a)	5,789,460

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2021 (Unaudited) – continued

Shares		Value
Health Care (continued)
176,200	Adaptive Biotechnologies Corp. (a)	$7,329,920
1,989,400	Alkermes PLC (a)	43,776,747
1,284,900	Allogene Therapeutics, Inc. (a)	39,729,108
2,130,000	Amicus Therapeutics, Inc. (a)	20,959,200
500,000	Arbutus Biopharma Corp. (a)	1,735,000
296,000	Arena Pharmaceuticals, Inc. (a)	20,314,480
783,247	BeiGene Ltd. – ADR (a)	269,076,674
21,658	Berkeley Lights, Inc. (a)	1,063,624
986,159	Biogen, Inc. (a)	263,629,886
2,032,090	BioMarin Pharmaceutical, Inc. (a)	158,340,453
1,899,002	BioNTech SE – ADR (a)	357,544,097
423,000	Boston Scientific Corp. (a)	18,442,800
186,420	Bridgebio Pharma, Inc. (a)	10,424,606
7,066,700	Calithera Biosciences, Inc. (a) (b)	15,334,739
10,187,200	Cerus Corp. (a) (b)	62,141,920
17,000	Charles River Laboratories International, Inc. (a)	5,651,650
108,000	Edwards Lifesciences Corp. (a)	10,316,160
755,892	Elanco Animal Health, Inc. (a)	23,969,335
1,199,294	Eli Lilly & Co.	219,194,964
9,774,307	Epizyme, Inc. (a) (b)	76,337,338
537,600	Exact Sciences Corp. (a)	70,866,432
4,079,221	FibroGen, Inc. (a)	91,048,213
4,239,432	Fluidigm Corp. (a) (b)	21,239,554
352,200	Glaukos Corp. (a)	33,163,152
76,863	Guardant Health, Inc. (a)	12,219,680
224,577	Health Catalyst, Inc. (a)	13,003,008
13,000	Illumina, Inc. (a)	5,106,920
275,500	ImmunoGen, Inc. (a)	2,220,530
756,956	Insulet Corp. (a)	223,468,550
905,600	LivaNova PLC (a)	76,858,272
385,100	Mereo Biopharma Group PLC – ADR (a)	1,367,105
11,143,830	Nektar Therapeutics (a) (b)	218,530,506
366,600	NuVasive, Inc. (a)	26,193,570
38,100	Olink Holding AB – ADR (a)	1,341,120
817,200	OraSure Technologies, Inc. (a)	7,477,380
19,500	Penumbra, Inc. (a)	5,966,805
1,055,703	Pulmonx Corp. (a)	49,628,598
227,000	QIAGEN N.V. – EUR (a)	11,061,123
4,716,437	Rhythm Pharmaceuticals, Inc. (a) (b)	101,686,382

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2021 (Unaudited) – continued

Shares		Value
Health Care (continued)
152,600	Roche Holding AG – CHF	$49,727,632
1,748,573	Seagen, Inc. (a)	251,374,855
42,440	Seer, Inc. – Class A (a)	2,161,469
278,500	Shockwave Medical, Inc. (a)	45,523,610
39,325	Sio Gene Therapies, Inc. (a)	110,110
456,640	Turning Point Therapeutics, Inc. (a)	34,809,667
3,840,355	Wave Life Sciences Ltd. (a) (b)	23,618,183
4,273,241	Xencor, Inc. (a) (b)	181,869,137
951,630	Zentalis Pharmaceuticals, Inc. (a)	56,450,692

		3,604,060,944

Industrials – 11.5%
2,913,600	AECOM (a)	193,550,448
604,800	Alaska Air Group, Inc. (a)	41,815,872
5,544,900	American Airlines Group, Inc. (a)	120,435,228
257,800	Axon Enterprise, Inc. (a)	39,085,058
57,600	Bloom Energy Corp. – Class A (a)	1,495,872
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. – ADR (a)	667,070
335,000	Cornerstone Building Brands, Inc. (a)	4,710,100
426,300	Curtiss-Wright Corp.	54,523,770
3,128,297	Delta Air Lines, Inc. (a)	146,779,695
1,509,078	Everarc Holdings Ltd. (a)	18,863,475
17,500	FedEx Corp.	5,080,425
26,700	Frontier Group Holdings, Inc. (a)	561,768
320,300	Gibraltar Industries, Inc. (a)	29,422,758
316,100	Hawaiian Holdings, Inc. (a)	7,937,271
1,207,700	Jacobs Engineering Group, Inc.	161,360,797
6,348,925	JetBlue Airways Corp. (a)	129,264,113
430,800	Lyft, Inc. – Class A (a)	23,978,328
133,500	Masonite International Corp. (a)	16,859,715
3,529,000	NN, Inc. (a) (b)	25,761,700
37,500	Old Dominion Freight Line, Inc.	9,667,875
15,800	Ryanair Holdings PLC – ADR (a)	1,846,230
1,882,000	Southwest Airlines Co. (a)	118,151,960
301,300	Spirit Airlines, Inc. (a)	10,792,566
42,200	Sun Country Airlines Holdings, Inc. (a)	1,717,540
39,500	TransDigm Group, Inc. (a)	24,242,730
19,000	TuSimple Holdings, Inc. – Class A (a)	730,170
268,850	Uber Technologies, Inc. (a)	14,724,915

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2021 (Unaudited) – continued

Shares		Value
Industrials (continued)
2,523,070	United Airlines Holdings, Inc. (a)	$137,255,008
279,200	WillScot Mobile Mini Holdings Corp. (a)	8,172,184

		1,349,454,641

Information Technology – 26.8%
90,000	908 Devices, Inc. (a)	4,769,100
230,700	Adobe, Inc. (a)	117,274,038
273,500	Ambarella, Inc. (a)	26,663,515
119,300	Applied Materials, Inc.	15,832,303
2,796,952	Arlo Technologies, Inc. (a)	17,145,316
62,900	ASML Holding N.V. – ADR	40,765,490
31,700	Autodesk, Inc. (a)	9,253,547
2,161,600	Axcelis Technologies, Inc. (a) (b)	89,771,248
13,467,166	BlackBerry Ltd. (a)	118,915,076
200,300	Cerence, Inc. (a)	19,310,923
175,000	Corning, Inc.	7,736,750
792,500	Cree, Inc. (a)	78,790,350
162,899	CrowdStrike Holdings, Inc. – Class A (a)	33,966,071
91,300	CyberArk Software Ltd. (a)	12,827,650
100,000	Dell Technologies, Inc. – Class C (a)	9,833,000
1,124,200	Descartes Systems Group, Inc. (The) (a)	72,016,252
153,362	Digimarc Corp. (a)	5,172,900
27,250	DocuSign, Inc. (a)	6,075,115
75,400	FARO Technologies, Inc. (a)	5,718,713
9,806,900	Flex Ltd. (a)	170,640,060
967,020	FormFactor, Inc. (a)	37,858,833
1,285,860	Hewlett Packard Enterprise Co.	20,599,477
510,000	HP, Inc.	17,396,100
256,492	HubSpot, Inc. (a)	135,030,214
148,150	Intuit, Inc.	61,061,504
763,000	Jabil, Inc.	39,996,460
155,300	Keysight Technologies, Inc. (a)	22,417,555
126,188	Keywords Studios PLC – GBP (a)	4,715,778
496,400	KLA Corp.	156,539,740
135,600	MACOM Technology Solutions Holdings, Inc. (a)	7,676,316
383,724	Materialise NV – ADR (a)	11,481,022
2,636,900	MaxLinear, Inc. (a)	94,902,031
4,906,100	Micron Technology, Inc. (a)	422,268,027
33,800	MongoDB, Inc. (a)	10,054,148
400	nCino, Inc. (a)	26,156

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2021 (Unaudited) – continued

Shares		Value
Information Technology (continued)
1,979,967	NetApp, Inc.	$147,883,735
1,069,503	nLIGHT, Inc. (a)	31,379,218
1,124,000	Nuance Communications, Inc. (a)	59,763,080
1,914,425	Nutanix, Inc. – Class A (a)	51,766,052
110,430	NVIDIA Corp.	66,299,963
3,600	Okta, Inc. – Class A (a)	970,920
251,500	OSI Systems, Inc. (a)	24,287,355
33,200	Palo Alto Networks, Inc. (a)	11,732,548
20,616	Perspecta, Inc.	603,430
1,528,000	Plantronics, Inc. (a)	61,104,720
1,291,093	PROS Holdings, Inc. (a)	55,491,177
650,623	QUALCOMM, Inc.	90,306,472
202,900	Rapid7, Inc. (a)	16,485,625
22,000	RingCentral, Inc. – Class A (a)	7,016,900
6,820,500	ServiceSource International, Inc. (a) (b)	10,094,340
1,614,170	Splunk, Inc. (a)	204,063,371
1,980,400	Stratasys Ltd. (a)	44,380,764
815,000	Trimble, Inc. (a)	66,830,000
136,200	Unity Software, Inc. (a)	13,835,196
877,929	Universal Display Corp.	196,383,938
220,000	VMware, Inc. – Class A (a)	35,382,600
358,830	Western Digital Corp. (a)	25,344,163
171,000	WEX, Inc. (a)	35,090,910
1,750	Zoom Video Communications, Inc. – Class A (a)	559,248

		3,161,556,503

Materials – 0.3%
110,200	Albemarle Corp.	18,532,334
34,500	Ingevity Corp. (a)	2,693,760
1,954,000	Ivanhoe Mines Ltd. – Class A – CAD (a)	13,782,842
1,729,800	Marrone Bio Innovations, Inc. (a)	2,923,362

		37,932,298

Real Estate – 0.1%
237,889	EPR Properties (a)	11,349,684
10,000	Safehold, Inc.	707,100

		12,056,784

TOTAL COMMON STOCKS (Cost $5,157,930,518)		$11,379,558,553

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2021 (Unaudited) – continued

Shares		Value
PREFERRED STOCKS – 0.1%

Financials – 0.1%
779,276	Fannie Mae Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series S, Perpetual Maturity 7.750% (a)	$4,893,853
1,512,400	Freddie Mac Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series Z, Perpetual Maturity 7.875% (a)	9,316,384

		14,210,237

TOTAL PREFERRED STOCKS (Cost $12,785,458)		14,210,237

RIGHTS – 0.0%

Health Care – 0.0%
2,980,900	Ligand Pharmaceuticals, Inc. – CVR (Issue Date 10/1/20) (a) (c) (d)	2,235,675
3,786,300	Mereo BioPharma Group PLC – CVR (Issue Date 4/23/19) (a) (c) (d)	0

		2,235,675

TOTAL RIGHTS (Cost $0)		2,235,675

WARRANTS – 0.0%

Industrials – 0.0%
364,100	Everarc Holdings Ltd. (Expiration Date 12/1/22) (a) (c)	72,820

TOTAL WARRANTS (Cost $3,641)		72,820

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2021 (Unaudited) – continued

Shares		Value
SHORT-TERM INVESTMENTS – 3.4%
400,010,458	Dreyfus Treasury Securities Cash Management Fund – Institutional Shares – 0.01% (e)	$400,010,458

TOTAL SHORT-TERM INVESTMENTS (Cost $400,010,458)		400,010,458

TOTAL INVESTMENTS IN SECURITIES (Cost $5,570,730,075) – 100.1%		11,796,087,743
Liabilities in Excess of Other Assets – (0.1)%		(13,355,680)

TOTAL NET ASSETS – 100.0%		$11,782,732,063

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
CVR	Contingent Value Rights
EUR	Euros
GBP	British Pound Sterling
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company. (Note 7)
(c)	Illiquid security
(d)	Fair-valued security (Note 4)
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities PRIMECAP Odyssey Funds April 30, 2021 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
ASSETS
Investments, at cost (unaffiliated)	$3,759,347,125	$4,658,486,740	$4,837,269,855

Investments, at cost (affiliated)	—	93,578,692	733,460,220

Investments, at value (unaffiliated)	7,565,961,955	9,998,126,197	10,969,702,696
Investments, at value (affiliated)	—	169,767,494	826,385,047
Receivable for investments sold	1,373,042	5,256,459	8,805,264
Receivable for dividends and interest	11,701,192	11,331,070	2,624,218
Receivable for fund shares sold	7,907,733	5,618,196	7,993,074
Prepaid expenses and other assets	46,625	62,090	85,873

Total assets	7,586,990,547	10,190,161,506	11,815,596,172

LIABILITIES
Payable for investments purchased	1,169,903	1,291,585	13,190,916
Payable for fund shares repurchased	8,027,528	5,715,914	2,743,443
Payable to the advisor (Note 6)	9,922,433	13,606,313	15,919,553
Payable to custodian	24,086	31,837	28,326
Other accrued expenses and liabilities	774,354	961,555	981,871

Total liabilities	19,918,304	21,607,204	32,864,109

NET ASSETS	$7,567,072,243	$10,168,554,302	$11,782,732,063

Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	185,392,183	211,642,304	202,674,551

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$40.82	$48.05	$58.14

COMPONENTS OF NET ASSETS
Paid-in capital	$3,237,792,400	$3,855,776,739	$4,801,134,324
Total distributable earnings	4,329,279,843	6,312,777,563	6,981,597,739

Net assets	$7,567,072,243	$10,168,554,302	$11,782,732,063

The accompanying notes are an integral part of these financial statements.

Statements of Operations PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2021 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
INVESTMENT INCOME
Dividends (unaffiliated)(1)	$54,681,210	$40,985,774	$14,549,893
Interest income	9,400	7,720	20,471

Total investment income	54,690,610	40,993,494	14,570,364

Expenses
Advisory fees	19,631,960	26,779,604	31,183,714
Shareholder servicing	2,695,775	3,755,782	4,257,237
Trustee fees	107,005	107,005	107,005
Custody	72,842	95,846	89,266
Other	682,830	743,214	810,043

Total expenses	23,190,412	31,481,451	36,447,265

Net investment income (loss)	31,500,198	9,512,043	(21,876,901)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain on:
Investments (unaffiliated)	520,179,650	923,438,895	812,507,323
Investments (affiliated)	—	13,647,015	9,257,280
Foreign currency transactions	109,243	85,846	165,111
Change in unrealized appreciation/depreciation on:
Investments (unaffiliated)	1,703,863,572	1,777,689,358	1,998,350,265
Investments (affiliated)	—	67,840,266	63,502,149
Foreign currency translations	32,413	(4,881)	(113,199)

Net realized and unrealized gain on investments and foreign currency	2,224,184,878	2,782,696,499	2,883,668,929

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,255,685,076	$2,792,208,542	$2,861,792,028

(1)	Net of foreign taxes withheld of $1,756,464, $1,621,863, and $395,622, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Stock Fund

	Six Months Ended April 30, 2021(1)	Year Ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$31,500,198	$104,246,846
Net realized gain (loss) on:
Investments	520,179,650	567,973,248
Foreign currency transactions	109,243	(41,619)
Change in unrealized appreciation/depreciation on:
Investments	1,703,863,572	(1,033,745,757)
Foreign currency translations	32,413	311,933

Net increase (decrease) in net assets resulting from operations	2,255,685,076	(361,255,349)

NET DISTRIBUTIONS TO SHAREHOLDERS	(521,946,602)	(616,939,900)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	464,812,418	1,093,749,719
Proceeds from reinvestment of distributions	469,381,159	530,011,881
Cost of shares repurchased	(1,345,484,150)	(4,675,289,455)

Net decrease from capital share transactions	(411,290,573)	(3,051,527,855)

Total increase (decrease) in net assets	1,322,447,901	(4,029,723,104)

NET ASSETS
Beginning of period	6,244,624,342	10,274,347,446

End of period	$7,567,072,243	$6,244,624,342

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	195,799,339	299,274,034

Shares sold	12,348,697	35,877,952
Shares issued on reinvestment of distributions	13,511,259	15,443,237
Shares repurchased	(36,267,112)	(154,795,884)

Decrease in capital shares	(10,407,156)	(103,474,695)

Shares outstanding, end of period	185,392,183	195,799,339

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Growth Fund

	Six Months Ended April 30, 2021(1)	Year Ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$9,512,043	$43,727,563
Net realized gain (loss) on:
Investments	937,085,910	1,292,914,761
Foreign currency transactions	85,846	(45,190)
Change in unrealized appreciation/depreciation on:
Investments	1,845,529,624	(839,839,985)
Foreign currency translations	(4,881)	348,674

Net increase in net assets resulting from operations	2,792,208,542	497,105,823

NET DISTRIBUTIONS TO SHAREHOLDERS	(1,087,744,490)	(634,259,506)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	516,761,325	1,113,502,358
Proceeds from reinvestment of distributions	1,047,280,305	608,222,848
Cost of shares repurchased	(1,706,367,869)	(5,343,755,265)

Net decrease from capital share transactions	(142,326,239)	(3,622,030,059)

Total increase (decrease) in net assets	1,562,137,813	(3,759,183,742)

NET ASSETS
Beginning of period	8,606,416,489	12,365,600,231

End of period	$10,168,554,302	$8,606,416,489

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	213,490,110	311,638,641

Shares sold	11,238,756	30,134,729
Shares issued on reinvestment of distributions	25,066,546	14,962,431
Shares repurchased	(38,153,108)	(143,245,691)

Decrease in capital shares	(1,847,806)	(98,148,531)

Shares outstanding, end of period	211,642,304	213,490,110

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Aggressive Growth Fund

	Six Months Ended April 30, 2021(1)	Year Ended October 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(21,876,901)	$(21,558,864)
Net realized gain (loss) on:
Investments	821,764,603	890,527,024
Foreign currency transactions	165,111	(28,598)
Change in unrealized appreciation/depreciation on:
Investments	2,061,852,414	522,636,441
Foreign currency translations	(113,199)	201,517

Net increase in net assets resulting from operations	2,861,792,028	1,391,777,520

NET DISTRIBUTIONS TO SHAREHOLDERS	(822,100,806)	(535,992,914)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	664,355,052	1,172,084,399
Proceeds from reinvestment of distributions	780,448,114	506,900,448
Cost of shares repurchased	(1,273,150,615)	(2,814,746,914)

Net increase (decrease) from capital share transactions	171,652,551	(1,135,762,067)

Total increase (decrease) in net assets	2,211,343,773	(279,977,461)

NET ASSETS
Beginning of period	9,571,388,290	9,851,365,751

End of period	$11,782,732,063	$9,571,388,290

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	199,125,574	226,657,092

Shares sold	11,694,891	27,940,570
Shares issued on reinvestment of distributions	14,689,406	11,334,983
Shares repurchased	(22,835,320)	(66,807,071)

Decrease in capital shares	3,548,977	(27,531,518)

Shares outstanding, end of period	202,674,551	199,125,574

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Stock Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2021(1)		Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2018	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016

Net asset value, beginning of period	$31.89		$34.33	$31.79	$31.02	$24.84	$24.45

Income (loss) from investment operations:
Net investment income	0.16	(2)	0.40 (2)	0.46	0.33	0.33	0.29
Net realized and unrealized gain (loss) on investments and foreign currency	11.53		(0.76)	2.95	1.13	6.61	0.55

Total from investment operations	11.69		(0.36)	3.41	1.46	6.94	0.84

Less:
Dividends from net investment income	(0.48)		(0.47)	(0.34)	(0.30)	(0.31)	(0.24)
Distributions from net realized gain	(2.28)		(1.61)	(0.53)	(0.39)	(0.45)	(0.21)

Total distributions	(2.76)		(2.08)	(0.87)	(0.69)	(0.76)	(0.45)

Net asset value, end of period	$40.82		$31.89	$34.33	$31.79	$31.02	$24.84

Total return	38.17	%(3)	(1.48%)	11.22%	4.70%	28.51%	3.52%

Ratios/supplemental data:
Net assets, end of period (millions)	$7,567.1		$6,244.6	$10,274.3	$10,157.1	$8,698.6	$5,654.3

Ratio of expenses to average net assets	0.65	%(4)	0.65%	0.65%	0.64%	0.65%	0.67%

Ratio of net investment income to average net assets	0.88	%(4)	1.28%	1.38%	1.04%	1.18%	1.22%

Portfolio turnover rate	4	%(3)	8%	6%	5%	6%	8%

(1)	Unaudited
(2)	Calculated using the average shares method.
(3)	Not Annualized
(4)	Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2021(1)		Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2018	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016

Net asset value, beginning of period	$40.31		$39.68	$38.43	$35.64	$27.90	$27.09

Income from investment operations:
Net investment income	0.04	(2)	0.16 (2)	0.22	0.10	0.12	0.12
Net realized and unrealized gain on investments and foreign currency	13.00		2.57	1.88	3.26	8.62	1.04

Total from investment operations	13.04		2.73	2.10	3.36	8.74	1.16

Less:
Dividends from net investment income	(0.17)		(0.20)	(0.12)	(0.11)	(0.14)	(0.10)
Distributions from net realized gain	(5.13)		(1.90)	(0.73)	(0.46)	(0.86)	(0.25)

Total distributions	(5.30)		(2.10)	(0.85)	(0.57)	(1.00)	(0.35)

Net asset value, end of period	$48.05		$40.31	$39.68	$38.43	$35.64	$27.90

Total return	34.34	%(3)	6.83%	5.75%	9.48%	32.12%	4.31%

Ratios/supplemental data:
Net assets, end of period (millions)	$10,168.6		$8,606.4	$12,365.6	$13,144.9	$9,701.5	$6,604.5

Ratio of expenses to average net assets	0.65	%(4)	0.65%	0.64%	0.64%	0.66%	0.65%

Ratio of net investment income to average net assets	0.20	%(4)	0.42%	0.53%	0.26%	0.39%	0.47%

Portfolio turnover rate	5	%(3)	9%	6%	4%	5%	9%

(1)	Unaudited
(2)	Calculated using the average shares method.
(3)	Not Annualized
(4)	Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Aggressive Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2021(1)		Year Ended Oct. 31, 2020		Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2018	Year Ended Oct. 31, 2017	Year Ended Oct. 31, 2016

Net asset value, beginning of period	$48.07		$43.46		$44.71	$41.41	$33.78	$33.27

Income (loss) from investment operations:
Net investment income (loss)	(0.11	)(2)	(0.10	)(2)	0.03	0.00 (3)	(0.03)	(0.05)
Net realized and unrealized gain on investments and foreign currency	14.39		7.10		1.72	3.68	10.44	2.59

Total from investment operations	14.28		7.00		1.75	3.68	10.41	2.54

Less:
Dividends from net investment income	—		—		(0.03)	—	—	(0.00	)(3)
Distributions from net realized gain	(4.21)		(2.39)		(2.97)	(0.38)	(2.78)	(2.03)

Total distributions	(4.21)		(2.39)		(3.00)	(0.38)	(2.78)	(2.03)

Net asset value, end of period	$58.14		$48.07		$43.46	$44.71	$41.41	$33.78

Total return	30.52	%(4)	16.52%		4.71%	8.90%	32.59%	7.90%

Ratios/supplemental data:
Net assets, end of period (millions)	$11,782.7		$9,571.4		$9,851.4	$10,245.3	$8,879.5	$6,721.4

Ratio of expenses to average net assets	0.64	%(5)	0.64%		0.63%	0.63%	0.64%	0.63%

Ratio of net investment income (loss) to average net assets	(0.39	%)(5)	(0.23%)		0.01%	(0.19%)	(0.07%)	(0.16%)

Portfolio turnover rate	5	%(4)	17%		7%	12%	9%	15%

(1)	Unaudited
(2)	Calculated using the average shares method.
(3)	Less than one cent per share
(4)	Not Annualized
(5)	Annualized

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2021 (Unaudited)

(1)  Organization

PRIMECAP Odyssey Funds (the “Trust”) was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund (the “Funds”), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the “Investment Advisor”) serves as investment advisor to the Funds. Each Fund commenced operations on November 1, 2004.

Each Fund’s investment objective is to achieve long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares of each Fund have equal rights with respect to voting. The PRIMECAP Odyssey Aggressive Growth Fund is closed to most new investors.

(2)  Significant Accounting Policies

The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Auditing Standards Codification Topic 946.

A.	Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2021 (Unaudited) – continued

subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

B.	Share Valuation

The NAV of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of outstanding shares of the Fund. The result is rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

C.	Foreign Currency

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates as of 4 p.m. Eastern time on the valuation date. Purchases and sales of investments and dividend and interest income are converted into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. Realized foreign exchange gains or losses may arise from 1) sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on securities transactions; and 3) the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. Foreign securities and currency transactions may involve risks not associated with U.S. securities and currency.

D.	Federal Income Taxes

Each Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “IRC”). Each Fund intends to distribute substantially all of its taxable income and any accumulated net realized capital gains. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be reclaimed. The Funds will accrue such taxes and reclaims as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Each Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2021,

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2021 (Unaudited) – continued

the Funds did not incur any interest or penalties. As of April 30, 2021, open tax years include the tax years ended October 31, 2017 through October 31, 2020. No Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits or loss will significantly change in the next 12 months.

E.	Allocation of Expenses

Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds by an appropriate method based on the nature of the expense.

F.	Security Transactions, Investment Income, and Distributions

Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

G.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates, and such differences could be material.

H.	Indemnification Obligations

Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be minimal.

(3)  Investment Transactions

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2021 were as follows:

Fund	Purchases	Sales
Stock Fund	$276,231,053	$1,247,287,489
Growth Fund	$514,813,022	$1,775,312,474
Aggressive Growth Fund	$514,842,238	$1,285,775,736

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2021 (Unaudited) – continued

(4)  Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments, and the lowest level for any significant input determines leveling. These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.

Level 2 –

Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2021 (Unaudited) – continued

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of April 30, 2021. These assets are measured on a recurring basis.

Fund	Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Stock Fund	Common Stocks(1)	$7,345,428,385	$—	$—	$7,345,428,385
	Short-Term Investments	220,533,570	—	—	220,533,570

	Total Investments in Securities	$7,565,961,955	$—	$—	$7,565,961,955

Growth Fund	Common Stocks(1)	$10,002,043,636	$—	$—	$10,002,043,636
	Short-Term Investments	165,850,055	—	—	165,850,055

	Total Investments in Securities	$10,167,893,691	$—	$—	$10,167,893,691

Aggressive	Common Stocks(1)	$11,379,558,553	$—	$—	$11,379,558,553
Growth Fund	Preferred Stocks(2)	14,210,237	—	—	14,210,237
	Rights(3)	—	—	2,235,675	2,235,675
	Warrants(4)	72,820	—	—	72,820
	Short-Term Investments	400,010,458	—	—	400,010,458

	Total Investments in Securities	$11,793,852,068	$—	$2,235,675	$11,796,087,743

(1)	Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.
(2)	Financials
(3)	Health Care
(4)	Industrials

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Aggressive Growth Fund	Ligand Pharmaceuticals, Inc. - CVR
Balance at October 31, 2020	$2,235,675
Purchase (Received)	—
Sales	—
Realized Gain (Loss)	—
Change in unrealized appreciation	—
Transfer into Level 3	—

Balance at April 30, 2021	$2,235,675

The Aggressive Growth Fund received Ligand Pharmaceuticals Contingent Value Rights (the “Ligand CVR”) when Pfenex Inc. (“Pfenex”) was acquired by Ligand Pharmaceuticals Inc. in

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2021 (Unaudited) – continued

October 2020. Holders of Ligand CVR receive $2 per right if certain determinations are made by the U.S. Food and Drug Administration (the “USFDA”) with respect to Bonsity, a treatment for osteoporosis. If the USFDA does not make the determinations required by the terms of the CVR, rights holders receive nothing. During the six months ended April 30, 2021, the Funds determined the fair value of Ligand CVR considering available information including the final trading price of Pfenex prior to the acquisition, the amount of cash received by Pfenex shareholders, and the terms of the Ligand CVR. Ligand CVR are non-tradeable.

(5)  Distribution to Shareholders

Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.

As of October 31, 2020, the components of capital on a tax basis were as follows:

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
Cost of investments for tax purposes(1)	$4,181,532,455	$5,096,231,640	$5,449,073,886

Gross tax unrealized appreciation	2,586,087,898	4,273,420,169	5,034,916,970
Gross tax unrealized depreciation	(504,907,948)	(752,849,123)	(897,323,152)

Net tax unrealized appreciation	2,081,179,950	3,520,571,046	4,137,593,818

Undistributed ordinary income	83,623,104	35,744,473	—
Undistributed long-term capital gain	430,738,315	1,051,997,992	821,106,492

Total distributable earnings	514,361,419	1,087,742,465	821,106,492

Other accumulated gain (loss)	—	—	(16,793,793)

Total accumulated gain	$2,595,541,369	$4,608,313,511	$4,941,906,517

(1)	At October 31, 2020 the differences in the basis for federal income tax purposes and financial reporting purposes are due to the tax deferral of losses on wash sales.

Tax components of dividends paid during the six months ended April 30, 2021 and the year ended October 31, 2020 were as follows:

	April 30, 2021		October 31, 2020
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Stock Fund	$91,207,885	$430,738,717	$138,779,906	$478,159,994
Growth Fund	$35,746,383	$1,051,998,107	$79,908,740	$554,350,766
Aggressive Growth Fund	$—	$822,100,806	$25,463,714	$510,529,200

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2021 (Unaudited) – continued

The Funds designated as long-term capital gain dividends, pursuant to IRC Section 852 (b) (3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended October 31, 2020.

(6)  Investment Advisory and Other Agreements

The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. For its services to the Funds, the Investment Advisor receives a fee paid quarterly at the annual rate of 0.60% of the first $100 million of each Fund’s average daily net assets and 0.55% of each Fund’s average daily net assets in excess of $100 million. For the six months ended April 30, 2021, each Fund paid the Investment Advisor at an effective annual rate of 0.55% of its respective average net assets.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, serves as the administrator, fund accountant, and transfer agent to the Funds. U.S. Bank, N.A. serves as the Funds’ custodian. ALPS Distributors, Inc. serves as the Funds’ distributor.

(7)  Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector, the number of shares held, and the percentages of net assets held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2020	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2021
iRobot Corp.	$149,050,396	$—	$28,811,982	$—	$8,572,139	$40,956,941	$169,767,494
Stratasys Ltd.(1)	35,860,667	—	14,194,001	—	5,074,876	26,883,325	N/A

Total	$184,911,063	$—	$43,005,983	$—	$13,647,015	$67,840,266	$169,767,494

(1)	No longer an affiliate as of April 30, 2021.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2021 (Unaudited) – continued

PRIMECAP Odyssey Aggressive Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2020	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2021
Axcelis Technologies, Inc.	$52,175,687	$—	$6,729,963	$—	$4,858,206	$39,467,318	$89,771,248
Calithera Biosciences, Inc.	24,949,566	53,437	—	—	—	(9,668,264)	15,334,739
Cerus Corp	56,543,025	—	3,770,740	—	564,790	8,804,845	62,141,920
comScore, Inc.(1)	7,514,251	—	—	—	(28,408)	6,412,697	N/A
Epizyme, Inc.	120,597,842	164,238	—	—	—	(44,424,742)	76,337,338
Fluidigm Corp.	25,397,962	—	1,123,092	—	(3,208,261)	172,945	21,239,554
Nektar Therapeutics	178,046,827	—	1,676,279	—	(318,131)	42,478,089	218,530,506
NMI Holdings, Inc. – Class A(1)	91,535,559	339,799	39,158,867	—	12,711,543	2,196,512	N/A
NN, Inc.	20,575,968	—	2,103,585	—	(5,322,459)	12,611,776	25,761,700
Rhythm Pharmaceuticals, Inc.	73,281,649	36,074,852	—	—	—	(7,670,119)	101,686,382
ServiceSource International, Inc.	9,480,495	—	—	—	—	613,845	10,094,340
Wave Life Sciences Ltd.	20,185,557	8,787,526	—	—	—	(5,354,900)	23,618,183
Xencor, Inc.	164,006,990	—	—	—	—	17,862,147	181,869,137

Total	$844,291,378	$45,419,852	$54,562,526	$—	$9,257,280	$63,502,149	$826,385,047

(1)	No longer an affiliate as of April 30, 2021.

(8)  Other Matters

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets, and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries, and individual issuers, are not known. The operational and financial performance of the issuers of securities in which each Fund invests depends on future developments, including the duration and spread of the outbreak, and such developments may negatively impact the value of each Fund’s investments and lead to losses. The ultimate impact of COVID-19 on the financial performance of each Fund’s investments is not reasonably estimable at this time.

(9)  Subsequent Events

On May 4, 2021, the Board approved and ratified an Amended and Restated Investment Advisory Agreement that provided an additional breakpoint for each Fund. Effective May 1, 2021, the Investment Advisor receives an annual fee, payable on a quarterly basis, at the annual rate of 0.60% on the first $100 million of each Fund’s average daily assets, 0.55% on the next

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2021 (Unaudited) – continued

$9.9 billion of each Fund’s average daily net assets, and 0.50% on each Fund’s average daily assets in excess of $10 billion.

The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined that no other events have occurred that require disclosure in these financial statements.

Expense Example PRIMECAP Odyssey Funds (Unaudited)

As a shareholder of one or more of the Funds, you incur ongoing costs including management fees and other Fund expenses. This expense example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense example is based on an investment of $1,000 invested for a six-month period beginning November 1, 2020 through April 30, 2021.

Actual Expenses

The information in the table adjacent to the heading “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table adjacent to the heading “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information adjacent to the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different mutual funds. In addition, if transactional costs were included, your costs would have been higher.

Expense Example

PRIMECAP Odyssey Funds

(Unaudited) – continued

	Beginning Account Value (11/1/20)	Ending Account Value (4/30/21)	Expenses Paid During Period(1) (11/1/20 to 4/30/21)	Expense Ratio During Period(1) (11/1/20 to 4/30/21)
PRIMECAP Odyssey Stock Fund
Actual Performance	$1,000.00	$1,381.70	$3.84	0.65%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
PRIMECAP Odyssey Growth Fund
Actual Performance	$1,000.00	$1,343.40	$3.78	0.65%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
PRIMECAP Odyssey Aggressive Growth Fund
Actual Performance	$1,000.00	$1,305.20	$3.66	0.64%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.62	$3.21	0.64%

(1)

Expenses are equal to a Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year period (181), then divided by the number of days in the fiscal year (365) to reflect the one-half year period.

Additional Information PRIMECAP Odyssey Funds (Unaudited)

Proxy Voting Procedures

The Investment Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust’s Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-729-2307. This information is also available through the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling toll-free 1-800-729-2307. This information is also available through the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. This information is available, without charge, by calling toll-free 1-800-729-2307. The Funds’ Part F of Form N-PORT is also available on the SEC’s website at www.sec.gov. The Funds’ Part F of Form N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Funds’ Liquidity Risk Management Program

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act. The Program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of PRIMECAP as the Funds’ liquidity risk management program administrator, which is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. PRIMECAP has formed a Liquidity Risk Management Committee (the “LRMC”) to monitor and implement the Program for each Fund. The LRMC consists of representatives from PRIMECAP’s operations, compliance, and trading departments. The Trust’s CCO also participates in LRMC Meetings.

At the Funds’ Board Meeting in March 2021, the LRMC presented its annual assessment of the Program using data collected through January 31, 2021. The purpose of the report was to assess the effectiveness of the Program’s operations and evaluate each Fund’s liquidity risk profile within the framework of the Program. With respect to each Fund, the report concluded that (i) the Fund should be able to meet reasonably anticipated shareholder redemptions, given the high level of highly liquid investments held by the Fund; (ii) the data received from the Fund’s liquidity data provider is credible and provides the data necessary to assess the Fund’s liquidity risk; (iii) the Program is reasonably designed to assess and manage the Fund’s liquidity risk; and (iv) the Program appears to be operating effectively.

Management PRIMECAP Odyssey Funds (Unaudited)

Portfolio Managers

PRIMECAP Management Company has five portfolio managers who together have more than 145 years of investment experience. The portfolio managers primarily responsible for overseeing the Funds’ investments are:

Name	Years of Experience
Theo A. Kolokotrones	51
Joel P. Fried	36
Alfred W. Mordecai	24
M. Mohsin Ansari	21
James Marchetti	16

Each of these five individuals manages a portion of the PRIMECAP Odyssey Stock Fund, the PRIMECAP Odyssey Growth Fund, and the PRIMECAP Odyssey Aggressive Growth Fund. A portion of each Fund’s assets may be managed by individuals in the Investment Advisor’s research department.

Officers and Trustees

The Trust’s officers, who oversee the Funds’ daily operations, are appointed by the Board of Trustees. The trustees are responsible for the overall management of the Trust, including establishing the Funds’ policies and general supervision and review of their investment activities. The Statement of Additional Information includes additional information about the trustees and is available, without charge, by calling 1-800-729-2307 or at the Funds’ website at www.primecap.com.

Executive Officers. The table below sets forth certain information about each of the Trust’s executive officers. The address for each officer is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Theo A. Kolokotrones Age: 75	Co-Chief Executive Officer	Indefinite; Since 09/04	Chairman, Director, and Portfolio Manager PRIMECAP Management Company
Joel P. Fried Age: 59	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, and Portfolio Manager PRIMECAP Management Company

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Alfred W. Mordecai Age: 53	Co-Chief Executive Officer	Indefinite; Since 10/12	Vice Chairman, Director, and Portfolio Manager PRIMECAP Management Company
Michael J. Ricks Age: 43	Chief Financial Officer, Secretary, Chief Administrative Officer	Indefinite; Since 03/11	Director of Fund Administration PRIMECAP Management Company; Chief Compliance Officer, PRIMECAP Odyssey Funds; Chief Compliance Officer PRIMECAP Management Company March 2019-March 2020
Jennifer Ottosen Age: 61	Chief Compliance Officer, AML Compliance Officer	Indefinite; Since 02/20

Chief Compliance Officer,

PRIMECAP Management Company since March 2020; Senior Compliance Officer, PRIMECAP Management Company May 2019-March 2020; CCO Dividend Assets Capital, LLC; CCO & General Counsel, GW Capital, Inc.

“Independent” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is not an “interested person” of the Trust as defined in the 1940 Act (“Independent Trustees”). The address for each Independent Trustee is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Director- ships Held by Trustee
Benjamin F. Hammon Age: 85	Chairman of the Board and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Wayne H. Smith Age: 79	Chairman of the Audit Committee and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Joseph G. Uzelac Age: 76	Trustee	Indefinite; Since 10/07	Retired; Private investor	3	None
Elizabeth D. Obershaw Age: 61	Trustee	Indefinite; Since 06/08	Managing Director, Horsley Bridge Partners, an investment advisor (2007-present)	3	None
J. Blane Grinstead Age: 66	Trustee	Indefinite; Since 03/19	Retired; Private investor	3	Orenda, Inc., a renewable energy technology company (May 2020 – Present)

(1)	Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

“Interested” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is an “interested person” of the Trust as defined by the 1940 Act. The address for each interested trustee is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Director- ships Held by Trustee
Joel P. Fried(2) Age: 59	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, and Portfolio Manager PRIMECAP Management Company	3	None
Michael Glazer(3) Age: 80	Trustee	Indefinite; Since 10/19	Formerly, Partner and Senior Counsel, Morgan, Lewis & Bockius LLP	3	None

(1)

Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

(2)	Mr. Fried is an “interested person” of the Trust, as defined by the 1940 Act, because of his employment with PRIMECAP Management Company, the investment advisor to the Trust.
(3)	Mr. Glazer is an “interested person” of the Trust, as defined by the 1940 Act, due to his former employment by the Trust’s counsel, Morgan, Lewis & Bockius LLP.

Privacy Notice PRIMECAP Odyssey Funds

PRIMECAP Management Company

Maintaining the confidentiality of client personal financial information is very important to PRIMECAP Odyssey Funds (the “Trust”) and PRIMECAP Management Company (the “Advisor”). The Advisor and the Trust may collect several types of nonpublic personal information about investors, including:

•	Information from forms that investors may fill out and send to the Advisor or the Trust in connection with an account (such as name, address, and social security number).

•	Information an investor may give the Advisor or the Trust orally.

•	Information about the amount investors have invested in an account.

•	Information about any bank account investors may use for transfers between a bank account and a shareholder account.

The Advisor and the Trust will not sell or disclose client personal information to anyone except as permitted or required by law. For example, information collected may be shared with the independent auditors in the course of the annual audit of the Advisor or the Trust. The Advisor or the Trust may also share this information with the Advisor’s or the Trust’s legal counsel, as deemed appropriate, and with regulators. Finally, the Advisor or the Trust may disclose information about clients or investors at the client’s or investor’s request (for example, by sending duplicate account statements to someone designated by the client or investor), or as otherwise permitted or required by law.

Within the Advisor and the Trust, access to information about clients and investors is restricted to those employees or service providers who need to know the information to service client accounts. The Advisor’s employees are trained to follow its procedures to protect client privacy and are instructed to access information about clients only when they have a business reason to obtain it.

The Advisor and the Trust reserve the right to change this privacy policy in the future, but we will not disclose investor nonpublic personal information except as required or permitted by law without giving the investor an opportunity to instruct us not to do so.

Investment Advisor

PRIMECAP MANAGEMENT COMPANY

177 East Colorado Boulevard, 11th Floor

Pasadena, California 91105

•

Distributor

ALPS DISTRIBUTORS, INC.

1290 Broadway, Suite 1000

Denver, Colorado 80203

•

Custodian

U.S. BANK, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

•

Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202

•

Administrator

U.S. BANCORP FUND SERVICES, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

•

Legal Counsel

MORGAN, LEWIS & BOCKIUS LLP

600 Anton Boulevard, Suite 1800

Costa Mesa, CA 92626

•

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

601 South Figueroa Street, Suite 900

Los Angeles, California 90017

This report is intended for the shareholders of the PRIMECAP Odyssey Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

PRIMECAP, PRIMECAP Odyssey, and the PRIMECAP Odyssey logo are trademarks of PRIMECAP Management Company.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants that are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s Co-Chief Executive Officers and Chief Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that such disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by other officers of the registrant and by the registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed January  5, 2006.

(2) A separate certification for each principal executive and principal financial officer pursuant to Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	June 22, 2021

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	June 22, 2021

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	June 22, 2021

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	June 22, 2021

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	June 22, 2021

By	/s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date	June 22, 2021